Oakhurst Strategic Defined Risk Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2020

EXCHANGE TRADED FUNDS - 31.83%		Shares	Value
Invesco BulletShares 2022 Corporate Bond ETF		396,358	$8,672,313
SPDR S&P 500 ETF Trust (a)		5,900	1,926,468
Total Exchange Traded Funds
(Cost $10,358,682)			10,598,781

PURCHASED OPTIONS - 11.79% (a)(b)	Contracts (c)	Notional Amount
Purchased Call Options - 10.52%
SPDR S&P 500 ETF Trust
Expiration: September 2020, Exercise Price: $290.00	40	$1,306,080	156,400
Expiration: January 2021, Exercise Price: $297.00	67	2,187,684	274,867
Expiration: March 2021, Exercise Price: $289.00	40	1,306,080	198,820
Expiration: March 2021, Exercise Price: $295.00	68	2,220,336	306,646
Expiration: March 2021, Exercise Price: $314.00	50	1,632,600	156,775
Expiration: December 2021, Exercise Price: $295.00	68	2,220,336	352,546
Expiration: December 2021, Exercise Price: $303.00	33	1,077,516	152,757
Expiration: January 2022, Exercise Price: $315.00	40	1,306,080	156,900
Expiration: December 2022, Exercise Price: $280.00	90	2,938,680	613,710
Expiration: December 2022, Exercise Price: $305.00	60	1,959,120	309,690
Expiration: December 2022, Exercise Price: $325.00	60	1,959,120	238,500
Expiration: December 2022, Exercise Price: $330.00	91	2,971,332	336,381
Expiration: December 2022, Exercise Price: $335.00	73	2,383,596	250,719
			3,504,711

Purchased Put Options - 1.27%
SPDR S&P 500 ETF Trust
Expiration: September 2020, Exercise Price: $225.00	20	653,040	730
Expiration: December 2020, Exercise Price: $296.00	39	1,273,428	45,572
Expiration: January 2021, Exercise Price: $298.00	20	653,040	27,150
Expiration: December 2022, Exercise Price: $265.00	75	2,448,900	191,700
Expiration: December 2022, Exercise Price: $285.00	50	1,632,600	157,975
			423,127
Total Purchased Options
(Cost $2,987,385)			3,927,838

U.S. GOVERNMENT NOTES/BONDS - 47.34%		Principal Amount
United States Treasury Notes/Bonds
1.38%, 9/15/2020		$2,160,000	2,163,216
1.13%, 2/28/2021		1,156,000	1,162,570
2.38%, 3/15/2021 (d)		4,732,000	4,798,452
2.63%, 12/15/2021 (d)		5,434,000	5,619,626
1.63%, 12/15/2022		1,950,000	2,019,888
Total U.S. Government Notes/Bonds
(Cost $15,531,012)			15,763,752

SHORT TERM INVESTMENTS - 11.29%
Money Market Funds - 3.77% (d)(e)		Shares
Fidelity Institutional Money Market Government Portfolio, Class I, 0.05%		1,256,327	1,256,327
			1,256,327
U.S. Treasury Bills - 7.52% (f)		Principal Amount
United States Treasury Bills
1.65%, 8/13/2020		$515,000	514,990
1.47%, 12/31/2020		1,990,000	1,989,295
			2,504,285
Total Short Term Investments
(Cost $3,748,898)			3,760,612
Total Investments
(Cost $32,625,977) - 102.25%			34,050,983
Other Liabilities in Excess of Assets - (2.25)%			(750,513)
Total Net Assets - 100.00%			$33,300,470

ETF	- Exchange Traded Fund
(a)	Held in connection with a written option contract. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	100 Shares per contract.
(d)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of July 31, 2020, is $6,130,300.
(e)	The rate quoted is the annualized seven-day effective yield as of July 31, 2020.
(f)	The rate shown is yield to maturity.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (REITS) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$10,598,781	$-	$-	$10,598,781
Purchased Options	-	3,927,838	-	3,927,838
U.S. Government Notes/Bonds	-	15,763,752	-	15,763,752
Short-Term Investments	1,256,327	2,504,285	-	3,760,612
Total	$11,855,108	$22,195,875	$-	$34,050,983
Liabilities
Written Options	$-	$(2,110,309)	$-	$(2,110,309)
Total	$-	$(2,110,309)	$-	$(2,110,309)

As of July 31, 2020, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Oakhurst Strategic Defined Risk Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
July 31, 2020

	Contracts (a)	Notional Amount	Value

WRITTEN OPTIONS
Written Call Options
SPDR S&P 500 ETF Trust
Expiration: September 2020, Exercise Price: $320.00	(40)	$(1,306,080)	$(56,840)
Expiration: December 2020, Exercise Price: $338.00	(39)	(1,273,428)	(48,302)
Expiration: January 2021, Exercise Price: $325.00	(67)	(2,187,684)	(142,207)
Expiration: January 2021, Exercise Price: $348.00	(20)	(653,040)	(17,980)
Expiration: March 2021, Exercise Price: $335.00	(68)	(2,220,336)	(123,318)
Expiration: March 2021, Exercise Price: $342.00	(50)	(1,632,600)	(72,000)
Expiration: March 2021, Exercise Price: $343.00	(40)	(1,306,080)	(55,600)
Expiration: December 2021, Exercise Price: $385.00	(33)	(1,077,516)	(23,249)
			(539,496)

Written Put Options
SPDR S&P 500 ETF Trust
Expiration: September 2020, Exercise Price: $235.00	(40)	(1,306,080)	(1,820)
Expiration: December 2020, Exercise Price: $225.00	(39)	(1,273,428)	(9,496)
Expiration: January 2021, Exercise Price: $220.00	(67)	(2,187,684)	(18,157)
Expiration: January 2021, Exercise Price: $248.00	(20)	(653,040)	(10,210)
Expiration: March 2021, Exercise Price: $220.00	(68)	(2,220,336)	(28,118)
Expiration: March 2021, Exercise Price: $245.00	(40)	(1,306,080)	(27,360)
Expiration: March 2021, Exercise Price: $255.00	(50)	(1,632,600)	(41,150)
Expiration: December 2021, Exercise Price: $250.00	(68)	(2,220,336)	(97,240)
Expiration: December 2021, Exercise Price: $255.00	(33)	(1,077,516)	(50,440)
Expiration: January 2022, Exercise Price: $275.00	(40)	(1,306,080)	(82,880)
Expiration: December 2022, Exercise Price: $230.00	(75)	(2,448,900)	(127,013)
Expiration: December 2022, Exercise Price: $250.00	(50)	(1,632,600)	(107,800)
Expiration: December 2022, Exercise Price: $255.00	(73)	(2,383,596)	(166,769)
Expiration: December 2022, Exercise Price: $260.00	(91)	(2,971,332)	(220,038)
Expiration: December 2022, Exercise Price: $270.00	(60)	(1,959,120)	(161,910)
Expiration: December 2022, Exercise Price: $280.00	(75)	(2,448,900)	(226,987)
Expiration: December 2022, Exercise Price: $305.00	(50)	(1,632,600)	(193,425)
			(1,570,813)
Total Written Options
(Premiums received $1,869,726)			$(2,110,309)

ETF	- Exchange Traded Fund
(a)	100 shares per contract.